Investment property (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Investment property
Opening amount	£ 13,836,000	£ 13,966,000
Additions	12,424,000
Depreciation charge	(157,000)	(130,000)	£ (122,000)
Impairment charge	(1,124,000)
Closing amount	24,979,000	13,836,000	13,966,000
Rental revenue	1,749,000	1,371,000	1,260,000
Direct operating expenses from properties, all of which generated rental revenue	£ 416,000	182,000	679,000
Useful lives of investment property (in years)	50 years
Cost / gross value
Investment property
Opening amount	£ 19,769,000	19,769,000
Closing amount	32,193,000	19,769,000	19,769,000
Accumulated depreciation, amortization and impairment
Investment property
Opening amount	(5,933,000)	(5,803,000)
Closing amount	(7,214,000)	(5,933,000)	£ (5,803,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Investment property
Opening amount	16,450,000
Closing amount	£ 27,633,000	£ 16,450,000